Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
U.S. Federal	$ 119,133	$ 71,475	$ 91,162
State	29,749	27,202	20,703
Foreign	14,048	13,574	10,993
Current	162,930	112,251	122,858
Deferred:
U.S. Federal	(5,581)	10,766	6,434
State	(1,301)	3,695	1,374
Foreign	(297)	(995)	(1,869)
Deferred	(7,179)	13,466	5,939
Income tax expense	$ 155,751	$ 125,717	$ 128,797